UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number   811-21774
                                                       ---------

                       First Trust Exchange-Traded Fund
                ---------------------------------------------------
                (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                  Lisle, IL 60532
                ----------------------------------------------------
                 (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                               Wilmington, DE 19805
                ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


             Schedule of Investments
             First Trust Dow Jones Select MicroCap Index(SM) Fund
             September 30, 2005 (Unaudited)

     Number
    of Shares                                                          Value

             COMMON STOCKS--98.4%
             Aerospace & Defense--2.5%
       873   AAR Corp.*                                         $       14,998
       321   ARGON ST, Inc.*                                             9,418
       447   EDO Corp.                                                  13,423
       552   Essex Corp.*                                               11,962
       405   Herley Industries, Inc.*                                    7,545
       285   MTC Technologies, Inc.*                                     9,114
       306   United Industrial Corp.                                    10,940
                                                                 -------------
                                                                        77,400
                                                                 -------------
             Air Freight & Logistics--0.4%
     1,665   ABX Air, Inc.*                                             13,653
                                                                 -------------
             Airlines--0.8%
     1,089   ExpressJet Holdings, Inc.*                                  9,768
       585   Republic Airways Holdings, Inc.*                            8,371
       621   World Air Holdings, Inc.*                                   6,583
                                                                 -------------
                                                                        24,722
                                                                 -------------
             Auto Components--1.4%
       609   Aftermarket Technology Corp.*                              11,200
       468   Drew Industries, Inc.*                                     12,079
       441   Keystone Automotive Industries, Inc.*                      12,705
       399   Midas, Inc.*                                                7,932
                                                                 -------------
                                                                        43,916
                                                                 -------------
             Beverages--0.2%
       261   Boston Beer (The) Co., Inc., Class A*                       6,525
                                                                 -------------
             Biotechnology--0.5%
       597   Albany Molecular Research, Inc.*                            7,271
       297   Kendle International, Inc.*                                 8,358
                                                                 -------------
                                                                        15,629
                                                                 -------------
             Building Products--0.7%
       315   American Woodmark Corp.                                    10,584
       729   Apogee Enterprises, Inc.                                   12,466
                                                                 -------------
                                                                        23,050
                                                                 -------------
             Capital Markets--0.3%
       933   TradeStation Group, Inc.*                                   9,461
                                                                 -------------


See Notes to Schedule of Investments                                    Page 1

            First Trust Dow Jones Select MicroCap Index(SM) Fund
            September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
              Chemicals--1.6%
        669   Arch Chemicals, Inc.                              $       15,554
        996   Calgon Carbon Corp.                                        7,868
        324   Pioneer Cos., Inc.*                                        7,795
        918   Spartech Corp                                             17,939
                                                                 -------------
                                                                        49,156
                                                                 -------------
              Commercial Banks--6.3%
        297   Bank of the Ozarks, Inc.                                  10,196
        660   Cardinal Financial Corp.*                                  6,369
        204   Columbia Bancorp                                           8,199
        447   Columbia Banking Systems, Inc.                            11,725
        312   First Indiana Corp.                                       10,630
         75   First Regional Bancorp*                                    5,909
        252   IBERIABANK  Corp.                                         13,394
        438   Independent Bank Corp.                                    13,306
        462   Main Street Banks, Inc.                                   12,382
        216   Mercantile Bank Corp.                                      9,243
        447   Old Second Bancorp, Inc.                                  13,338
        390   Southwest Bancorp, Inc.                                    8,568
        486   Sterling Bancorp                                          10,940
        768   Sterling Financial Corp.                                  15,475
        669   Texas Capital Bancshares, Inc.*                           14,149
        624   Unizan Financial Corp.                                    15,107
        276   Vineyard National Bancorp Co.                              8,156
        645   Wilshire Bancorp, Inc.                                     9,869
                                                                 -------------
                                                                       196,955
                                                                 -------------
              Commercial Services & Supplies--7.7%
      1,008   Bowne & Co., Inc.                                         14,404
        498   Casella Waste Systems, Inc.*                               6,539
        363   CDI Corp.                                                 10,723
        645   Central Parking Corp.                                      9,643
        288   Clean Harbors, Inc.*                                       9,778
        318   CRA International, Inc.*                                  13,257
        372   Duratek, Inc.*                                             6,800
        726   Ennis, Inc.                                               12,197
        684   Healthcare Services Group                                 13,167
        546   Heidrick & Struggles International, Inc.*                 17,679
        216   Huron Consulting Group, Inc.*                              5,793
        474   Imagistics International, Inc.*                           19,838
        396   Innovative Solutions & Support, Inc.*                      6,150
      1,017   Kforce, Inc.*                                             10,475
        540   LECG Corp.*                                               12,420
        573   McGrath Rentcorp                                          16,233
        417   Mobile Mini, Inc.*                                        18,077

See Notes to Schedule of Investments                                    Page 2

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
        201   Providence Service (The) Corp.*                   $        6,149
        120   Schawk, Inc.                                               2,399
        450   SOURCECORP.*                                               9,648
      1,740   Spherion Corp.*                                           13,224
        438   Standard Register (The) Co.                                6,548
                                                                 -------------
                                                                       241,141
                                                                 -------------
              Communications Equipment--1.4%
        534   Anaren, Inc.*                                              7,529
        240   Bel Fuse, Inc., Class B                                    8,743
        576   Inter-Tel, Inc.                                           12,096
        510   Spectralink Corp.                                          6,503
        489   Superior Essex, Inc.*                                      8,807
                                                                 -------------
                                                                        43,678
                                                                 -------------
              Computers & Peripherals--1.9%
      1,818   Advanced Digital Information Corp.*                       17,089
      1,239   Dot Hill Systems Corp.*                                    8,338
        648   Novatel Wireless, Inc.*                                    9,377
        789   Presstek, Inc.*                                           10,241
        234   Rimage Corp.*                                              6,241
        297   Stratasys, Inc.*                                           8,821
                                                                 -------------
                                                                        60,107
                                                                 -------------
              Consumer Finance--1.3%
        297   ACE Cash Express, Inc.*                                    5,794
        363   Collegiate Funding Services LLC*                           5,376
        297   Dollar Financial Corp.*                                    3,561
        384   First Cash Financial Services, Inc.*                      10,107
        165   United PanAm Financial Corp.*                              4,120
        471   World Acceptance Corp.*                                   11,969
                                                                 -------------
                                                                        40,927
                                                                 -------------
              Containers & Packaging--1.0%
        558   Chesapeake Corp.                                          10,262
        738   Myers Industries, Inc.                                     8,590
        888   Rock-Tenn Co., Class A                                    13,409
                                                                 -------------
                                                                        32,261
                                                                 -------------
              Distributors--0.8%
        207   Andersons (The), Inc.                                      6,061
        525   Audiovox Corp.*                                            7,340


See Notes to Schedule of Investments                                    Page 3

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
        954   Source Interlink Cos., Inc.*                       $      10,551
                                                                 -------------
                                                                        23,952
                                                                 -------------
              Diversified Consumer Services--0.3%
        447   Encore Capital Group, Inc.*                                7,974
        189   Escala Group, Inc.*                                        3,147
                                                                 -------------

                                                                        11,121
                                                                 -------------
              Diversified Telecommunication Services--0.6%
      1,209   General Communication, Inc., Class A*                     11,969
        714   Talk America Holdings, Inc.*                               6,733
                                                                 -------------
                                                                        18,702
                                                                 -------------
              Electric Utilities--0.5%
        729   Empire District Electric (The) Co.                        16,672
                                                                 -------------
              Electrical Equipment--2.8%
      1,065   Artesyn Technologies, Inc.*                                9,905
      1,050   CTS Corp.                                                 12,705
        462   Daktronics, Inc.                                          11,079
        582   EnerSys*                                                   8,829
      1,125   General Cable Corp.*                                      18,900
        702   II-VI, Inc.*                                              12,453
        288   LaBarge, Inc.                                              3,721
        513   LSI Industries, Inc.                                       9,747
                                                                 -------------
                                                                        87,339
                                                                 -------------
              Electronic Equipment & Instruments--4.9%
        870   Agilysys, Inc.                                            14,651
        333   BEI Technologies, Inc.                                    11,652
        801   Bell Microproducts, Inc.*                                  8,034
        726   Brightpoint, Inc.*                                        13,896
        480   Digital Theater Systems, Inc.*                             8,083
        465   LoJack Corp.*                                              9,830
        360   Measurement Specialties, Inc.*                             7,632
        603   Mercury Computer Systems, Inc.*                           15,829
      1,014   Methode Electronics, Inc., Class A                        11,681
        243   Multi-Fineline Electronix, Inc.*                           7,113
        150   PAR Technology Corp.*                                      3,450
        519   Park Electrochemical Corp.                                13,831
        570   Radisys Corp.*                                            11,058

See Notes to Schedule of Investments                                    Page 4

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
        426   Rofin-Sinar Technologies, Inc.*                    $      16,183
                                                                 -------------
                                                                       152,923
                                                                 -------------
              Energy Equipment & Services--0.6%
        573   GulfMark Offshore, Inc.*                                  18,491
                                                                 -------------

              Food & Staples Retailing--0.6%
        351   Nash Finch Co.                                            14,808
        357   Smart & Final, Inc.*                                       4,620
                                                                 -------------
                                                                        19,428
                                                                 -------------
              Food Products--1.3%
        120   Green Mountain Coffee Roasters, Inc.*                      4,174
        189   J & J Snack Foods Corp.                                   10,924
        831   Lance, Inc.                                               14,509
        399   Peet's Coffee& Tea, Inc.*                                 12,217
                                                                 -------------
                                                                        41,824
                                                                 -------------
              Health Care Equipment & Supplies--4.3%
        258   Angiodynamics, Inc.*                                       5,418
        642   Candela Corp.*                                             6,304
        330   Cantel Medical Corp.*                                      6,943
        264   Cutera, Inc.*                                              6,848
        354   Datascope Corp.                                           10,981
        510   DJ Orthopedics, Inc.*                                     14,760
      1,176   Encore Medical Corp.*                                      5,527
        612   Greatbatch, Inc.*                                         16,794
        357   ICU Medical, Inc.*                                        10,267
        504   Meridian Bioscience, Inc.                                 10,433
        753   Merit Medical Systems, Inc.*                              13,358
        498   Molecular Devices Corp.*                                  10,403
        357   SonoSite, Inc.*                                           10,596
        786   TriPath Imaging, Inc.*                                     5,549
                                                                 -------------
                                                                       134,181
                                                                 -------------
              Health Care Providers & Services--4.6%
        933   Allied Healthcare International, Inc.*                     5,271
        822   AMN Healthcare Services, Inc.*                            12,716
        225   Computer Programs & Systems, Inc.                          7,772
        702   Gentiva Health Services, Inc.*                            12,720
        945   HealthTronics, Inc.*                                       9,412


See Notes to Schedule of Investments                                    Page 5

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
        354   Horizon Health Corp.*                              $       9,618
        354   Lifeline Systems, Inc.*                                   11,834
        150   Medcath Corp.*                                             3,563
        987   Odyssey HealthCare, Inc.*                                 16,750
        597   Option Care, Inc.                                          8,740
        480   Phase Forward, Inc.*                                       5,246
        315   Radiation Therapy Services, Inc.*                         10,036
        465   RehabCare Group, Inc.*                                     9,542
        495   Res-Care, Inc.*                                            7,618
        471   Symbion, Inc.*                                            12,185
                                                                 -------------
                                                                       143,023
                                                                 -------------

              Hotels, Restaurants & Leisure--2.9%
        594   AFC Enterprises*                                           6,855
        402   BJ'S Restaurants, Inc.*                                    8,213
        255   Churchill Downs, Inc.                                      9,007
        393   Dave & Buster's, Inc.*                                     5,247
        516   Lone Star Steakhouse & Saloon, Inc.                       13,415
        642   Luby's, Inc.*                                              8,385
        588   Mikohn Gaming Corp.*                                       7,815
        249   Monarch Casino & Resort, Inc.*                             4,231
      1,191   Ryan's Restaurant Group, Inc.*                            13,898
        786   Steak N Shake (The) Co.*                                  14,265
                                                                 -------------
                                                                        91,331
                                                                 -------------
              Household Durables--1.0%
        126   Avatar Holdings, Inc.*                                     7,464
      1,278   Interface, Inc., Class A*                                 10,557
        171   Orleans Homebuilders, Inc.                                 4,213
        372   Stanley Furniture Co., Inc.                                9,743
                                                                 -------------
                                                                        31,977
                                                                 -------------
              Household Products--0.4%
        459   WD-40 Co.                                                 12,168
                                                                 -------------
              Industrial Conglomerates--0.4%
        489   Raven Industries, Inc.                                    14,303
                                                                 -------------
              Insurance--3.5%
        276   Affirmative Insurance Holdings, Inc.                       4,019
        927   American Equity Investment Life Holding Co.               10,521
        243   American Physicians Capital, Inc.*                        11,939

See Notes to Schedule of Investments                                    Page 6

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
        231   Baldwin & Lyons, Inc.                             $        5,782
        531   Bristol West Holdings, Inc.                                9,691
        375   Clark, Inc.                                                6,311
        474   Direct General Corp.                                       9,352
        270   FPIC Insurance Group, Inc.*                                9,717
        237   Navigators Group, Inc.*                                    8,845
        615   Presidential Life Corp.                                   11,070
        381   Safety Insurance Group, Inc.                              13,560
        486   Tower Group, Inc.                                          7,348
                                                                 -------------
                                                                       108,155
                                                                 -------------
              Internet & Catalog Retail--0.5%
        108   Blair Corp.                                                3,984
        186   Blue Nile, Inc.*                                           5,885
        528   PetMed Express, Inc.*                                      5,470
                                                                 -------------
                                                                        15,339
                                                                 -------------
              Internet Software & Services--1.8%
        348   Blue Coat Systems, Inc.*                                  15,130
        510   eCollege.com, Inc.*                                        7,579
      1,521   Entrust, Inc.*                                             8,518
      1,365   Ipass, Inc.*                                               7,344
        705   Online Resources Corp.*                                    7,459
      1,539   SonicWALL, Inc.*                                           9,772
                                                                 -------------
                                                                        55,802
                                                                 -------------
              IT Services--2.5%
      1,590   Ciber, Inc.*                                              11,814
        399   Forrester Research, Inc.*                                  8,307
        771   Gevity HR, Inc.                                           21,001
      1,005   infoUSA, Inc.*                                            10,673
        426   Intrado, Inc.*                                             7,681
        279   RightNow Technologies, Inc.*                               4,107
        228   SI International, Inc.*                                    7,061
        705   SYKES Enterprises, Inc.*                                   8,390
                                                                 -------------
                                                                        79,034
                                                                 -------------

              Leisure Equipment & Products--0.6%
        747   Jakks Pacific, Inc.*                                      12,124
        624   Sturm Ruger & Co., Inc.                                    5,741
                                                                 -------------
                                                                        17,865
                                                                 -------------

See Notes to Schedule of Investments                                    Page 7

              First Trust Dow Jones Select MicroCap IndexSM Fund
              September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              COMMON STOCKS (continued)
              Machinery--4.7%
        366   3D Systems                                        $        8,136
        315   Accuride Corp.*                                            4,350
        234   American Science & Engineering, Inc.*                     15,347
        435   Astec Industries, Inc.*                                   12,350
        156   Badger Meter, Inc.                                         6,137
        306   Cascade Corp.                                             14,902
        330   Columbus McKinnon Corp.*                                   7,808
        531   Commercial Vehicle Group, Inc.*                           11,119
        504   Flanders Corp.*                                            6,119
        216   Gehl Co.*                                                  6,020
        342   Greenbrier Cos., Inc.                                     11,368
        315   Lindsay Manufacturing Co.                                  6,933
        177   Middleby Corp.*                                           12,833
        324   Robbins & Myers, Inc.                                      7,284
        201   Tennant Co.                                                8,237
        510   Titan International, Inc.                                  7,002
                                                                 -------------
                                                                       145,945
                                                                 -------------
              Media--0.6%
        312   Courier Corp.                                             11,669
        588   Playboy Enterprises, Inc.*                                 8,291
                                                                 -------------
                                                                        19,960
                                                                 -------------
              Metals & Mining--0.9%
        711   AMCOL International Corp.                                 13,559
        651   Ryerson Tull, Inc.                                        13,866
                                                                 -------------
                                                                        27,425
                                                                 -------------
              Multiline Retail--0.8%
        213   Bon-Ton Stores (The), Inc.                                 4,136
        237   Conn's, Inc.*                                              6,570
      1,050   Fred's, Inc.                                              13,136
                                                                 -------------
                                                                        23,842
                                                                 -------------
              Oil & Gas & Consumable Fuels--3.4%
        363   Atlas America, Inc.*                                      17,733
        225   Atlas Pipeline Partners LP                                10,980
        435   Callon Petroleum Co.*                                      9,105
        447   Edge Petroleum Corp.*                                     11,796
        354   Giant Industries, Inc.*                                   20,723
        228   Maritrans, Inc.                                            7,296
      1,086   Petroquest Energy, Inc.*                                  11,338


See Notes to Schedule of Investments                                    Page 8

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                         Value

              Common Stocks (continued)
        495   Resource America, Inc., Class A                   $        8,776
        972   Transmontaigne, Inc.*                                      7,766
                                                                 -------------
                                                                       105,513
                                                                 -------------
              Paper & Forest Products--1.0%
        318   Deltic Timber Corp.                                       14,644
      1,095   Glatfelter                                                15,428
                                                                 -------------
                                                                        30,072
                                                                 -------------
              Personal Products--0.5%
        108   Inter Parfums, Inc.                                        2,127
        321   Nature's Sunshine Products, Inc.                           7,460
        189   Parlux Fragrances, Inc.*                                   5,507
                                                                 -------------
                                                                        15,094
                                                                 -------------
              Pharmaceuticals--0.5%
        516   Bentley Pharmaceuticals, Inc.*                             6,166
        378   CNS, Inc.                                                  9,855
                                                                 -------------
                                                                        16,021
                                                                 -------------

              Real Estate--3.9%
      1,308   Anworth Mortgage Asset Corp.                              10,817
        480   Arbor Realty Trust, Inc.                                  13,488
      1,188   Ashford Hospitality Trust, Inc.                           12,783
        582   Bimini Mortgage Management, Inc.                           6,577
        498   Boykin Lodging Co.*                                        6,185
      1,143   Highland Hospitality Corp.                                11,727
        546   Kite Realty Group Trust                                    8,146
        780   MortgageIT Holdings, Inc.                                 11,092
        480   Ramco-Gershenson Properties                               14,011
        348   Tarragon Corp.*                                            6,459
        471   Town & Country Trust (The)                                13,668
        753   Winston Hotels, Inc.                                       7,530
                                                                 -------------
                                                                       122,483
                                                                 -------------
              Road & Rail--0.8%
        174   Marten Transport Ltd.*                                     4,402
      1,050   RailAmerica, Inc.*                                        12,496
        288   USA Truck, Inc.*                                           7,286
                                                                 -------------
                                                                        24,184
                                                                 -------------

See Notes to Schedule of Investments                                    Page 9

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

    Number
   of Shares                                                          Value

             COMMON STOCKS (continued)
             Semiconductors & Semiconductor Equipment--2.0%
       300   ADE Corp.*                                         $        6,744
       573   Cohu, Inc.                                                 13,551
       270   Diodes, Inc.*                                               9,790
       567   IXYS Corp.*                                                 5,988
       354   Portal Player, Inc.*                                        9,710
       597   Standard Microsystems Corp.*                               17,857
                                                                 -------------
                                                                        63,640
                                                                 -------------
             Software--4.4%
       207   Ansoft Corp.*                                               6,024
       387   Blackbaud, Inc.                                             5,484
       537   Bottomline Technologies, Inc.*                              8,103
       303   Captiva Software Corp.*                                     5,442
       408   EPIQ Systems, Inc.*                                         8,903
     1,089   InterVoice, Inc.*                                           9,812
       831   JDA Software Group, Inc.*                                  12,615
       561   MRO Software, Inc.*                                         9,447
       525   Open Solutions, Inc.*                                      11,456
       597   Radiant Systems, Inc.*                                      6,161
     1,020   Secure Computing Corp.*                                    11,577
       669   Sonic Solutions, Inc.*                                     14,383
       477   SPSS, Inc.*                                                11,448
       771   Witness Systems, Inc.*                                     16,105
                                                                 -------------
                                                                       136,960
                                                                 -------------

             Specialty Retail--4.5%
       249   America's Car-Mart, Inc.*                                   4,467
       648   Big 5 Sporting Goods Corp.                                 15,461
       390   Cache, Inc.*                                                5,940
       765   Casual Male Retail Group, Inc.*                             5,263
       876   Cato (The) Corp.                                           17,459
       450   Charlotte Russe Holding, Inc.*                              5,994
     1,044   Christopher & Banks Corp.                                  14,480
       126   Citi Trends, Inc.*                                          2,751
       159   DEB Shops, Inc.                                             3,457
       879   Gymboree Corp.*                                            11,990
       381   JOS A Bank Clothiers, Inc.*                                16,467
       429   Lithia Motors, Inc.                                        12,432
       594   TBC Corp.*                                                 20,486
        90   Zumiez Inc.*                                                2,937
                                                                 -------------
                                                                       139,584
                                                                 -------------

See Notes to Schedule of Investments                                   Page 10

              First Trust Dow Jones Select MicroCap Index(SM) Fund September 30, 2005 (Unaudited)

   Number
  of Shares                                                          Value

             COMMON STOCKS (continued)
             Textiles, Apparel & Luxury Goods--1.7%
       783   Hartmarx Corp.*                                    $        5,129
       639   Iconix Brand Group, Inc.*                                   5,751
       267   Kenneth Cole Productions, Inc., Class A                     7,286
       525   Movado Group, Inc.                                          9,828
       216   Perry Ellis International, Inc.*                            4,696
       324   Steven Madden Ltd.*                                         7,426
     1,038   Stride Rite Corp.                                          13,307
                                                                 -------------
                                                                        53,423
                                                                 -------------
             Thrifts & Mortgage Finance--3.6%
       963   Dime Community Bancshares                                  14,175
     1,704   E-LOAN, Inc.*                                               7,140
       243   Federal Agricultural Mortgage Corp.                         5,915
       669   Franklin Bank Corp.*                                       10,804
       165   ITLA Capital Corp.*                                         8,661
       972   KNBT Bancorp, Inc.                                         15,134
     1,164   Partners Trust Financial Group, Inc.                       13,409
     1,311   Provident New York Bancorp                                 15,300
       468   TierOne Corp.                                              12,313
       180   WSFS Financial Corp.                                       10,600
                                                                 -------------
                                                                       113,451
                                                                 -------------
             Trading Companies & Distributors--1.1%
       795   Interline Brands, Inc.*                                    16,703
       405   Nuco2, Inc.*                                               10,429
       423   Rush Enterprises, Inc., Class A*                            6,463
                                                                 -------------
                                                                        33,595
                                                                 -------------

             Water Utilities--0.8%
       477   American States Water Co.                                  15,960
       552   Southwest Water Co.                                         8,004
                                                                 -------------
                                                                        23,964
                                                                 -------------
             Wireless Telecommunication Services--0.3%
       666   Iowa Telecommunications Services, Inc.                     11,202
                                                                 -------------

See Notes to Schedule of Investments                                   Page 11

             First Trust Dow Jones Select MicroCap Index(SM) Fund
             September 30, 2005 (Unaudited)



             TOTAL INVESTMENTS
             (Cost $3,050,711)(a)--98.4%                         $   3,078,569
             Other assets less liabilities--1.6%                        50,704
                                                                 -------------
             NET ASSETS--100.0%                                  $   3,129,273
                                                                 =============



            *Non-income producing security.

            (a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2005, net unrealized appreciation was $27,858 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $48,289 and aggregate gross unrealized depreciation of $20,431.

See Notes to Schedule of Investments                                   Page 12


         Notes to Schedule of Investments
         First Trust Dow Jones Select MicroCap Index(SM) Fund
         September 30, 2005 (Unaudited)


A. PORTFOLIO VALUATION:
First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

B. SECURITIES TRANSACTIONS:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund

By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date:   November 23, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date:  November 23, 2005



By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:  November 23, 2005




* Print the name and title of each signing officer under his or her signature.